FINANCIAL RISK MANAGEMENT - Sensitivity analysis (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase in short term interest rate
FINANCIAL RISK MANAGEMENT
Reasonably possible increase in short term interest rates	1.00%	1.00%	1.00%
Increases of interest expense due to increase in risk	₽ 2,157	₽ 1,523	₽ 1,166
Decrease in short term interest rate
FINANCIAL RISK MANAGEMENT
Decreases of finance cost due to decrease in risk	₽ 2,157	₽ 1,523	₽ 1,166